Subsequent Events - Additional Information (Detail) - USD ($) $ in Millions		1 Months Ended
	Jan. 31, 2025	Mar. 31, 2025	Mar. 27, 2025
Employee Stock Option | Maximum [Member]
Subsequent Event [Line Items]
Share options, vesting period	2 years
Employee Stock Option | Minimum [Member]
Subsequent Event [Line Items]
Share options, vesting period	2 months
Subsequent Event [Member] | Share Repurchase Program [Member]
Subsequent Event [Line Items]
Share Repurchase Program, Authorized, Amount			$ 10
Subsequent Event [Member] | 2021 Plan [Member]
Subsequent Event [Line Items]
Share options, granted	6,776,687
Share options, contractual term of from the grant date	10 years
Subsequent Event [Member] | 2025 Plan [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, before Forfeiture		18,022,659